Fulfillment expense	9 Months Ended
Sep. 30, 2020
Fulfillment expense
Fulfillment expense

18      Fulfillment expense

Fulfillment expense is comprised of the following:

	For the three months ended		For the nine months ended
	September 30,		September 30,
In thousands of EUR	2020	2019	2020	2019
Fulfillment staff costs	4,109	5,234	12,977	14,957
Fulfillment centers expense	731	1,168	2,564	3,366
Freight and shipping expense	11,783	14,305	34,277	35,189
Fulfillment expense	16,623	20,707	49,818	53,512

For the three and nine months ended on September 30, 2020, the Group’s fulfillment expense has decreased primarily due to a number of operational enhancements across our logistics operations. These enhancements included a change in our volume pricing model from cost per package to cost per stop, improvements in our cross-border shipping matrix alongside staff costs savings in our fulfillment centers.